Long-term investments - Schedule Of Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Long-term bank deposits	$ 143,127
Equity investments without readily determinable fair value	34,740	$ 41,377
Financial products issued by banks	20,000	39,000
Equity method investments	9,153	9,215
Debt security		4,567
Long-term Investments	$ 207,020	$ 94,159